VESSELS UNDER CAPITAL LEASE, NET 1 (Details) (USD $)	3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended				1 Months Ended	3 Months Ended		9 Months Ended					9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012 Special Purpose Entities [Member]	Sep. 30, 2011 Special Purpose Entities [Member]	Sep. 30, 2012 Special Purpose Entities [Member]	Sep. 30, 2011 Special Purpose Entities [Member]	Dec. 31, 2015 Special Purpose Entities [Member]	Dec. 31, 2011 Special Purpose Entities [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Sep. 30, 2012 Ship Finance International Limited [Member]	Sep. 30, 2011 Ship Finance International Limited [Member]	Sep. 30, 2012 Ship Finance International Limited [Member]	Sep. 30, 2011 Ship Finance International Limited [Member]	Sep. 30, 2012 Ship Finance International Limited [Member] OBO [Member]	Sep. 30, 2012 Ship Finance International Limited [Member] Double Hull Suezmax [Member]	Sep. 30, 2012 Ship Finance International Limited [Member] Double Hull VLCC [Member]	Sep. 30, 2012 Assets Held under Capital Leases [Member]
Movement in Capital Leased Assets [Roll Forward]
Cost																				$ 2,073,779,000
Accumulated Depreciation																				(1,051,607,000)
Carrying Value																				1,022,172,000
Disposals cost																				(33,395,000)
Disposals depreciation																				31,746,000
Impairment loss																				(13,141,000)
Depreciation	(28,301,000)	(49,603,000)	(86,892,000)	(151,540,000)																(72,985,000)
Cost																				2,040,384,000
Accumulated Depreciation																				(1,105,987,000)
Carrying Value																				934,397,000
Depreciation expense for vessels under capital lease			73,000,000	97,300,000
Capital Leases, Future Minimum Payments, Net Minimum Payment, Rolling Maturity [Abstract]
Year Ended September 30, 2013	115,082,000		115,082,000
Year Ended September 30, 2014	113,567,000		113,567,000
Year Ended September 30, 2015	111,572,000		111,572,000
Year Ended September 30, 2016	171,263,000		171,263,000
Year Ended September 30, 2017	141,335,000		141,335,000
Thereafter	698,471,000		698,471,000
Minimum lease payments	1,351,290,000		1,351,290,000
Less: imputed interest	(380,625,000)		(380,625,000)
Present value of obligations under capital leases	970,665,000		970,665,000										892,758,000	1,193,452,000	892,758,000	1,193,452,000
Vessels under capital leases	31		31		32
Vessels leased from Ship Finance	27		27		28
Initial terms of leases, minimum (in years)			8
Initial terms of leases, maximum (in years)			22
Remaining periods on these leases, minimum (in years)			2
Remaining periods on these leases, maximum (in years)			14
Vessels leased from variable interest entities						4		4			4
Original cost to the lessor of the assets under variable interest entity arrangement						258,000,000		258,000,000			258,000,000
Residual Value guarantees associated with leases						36,000,000		36,000,000
Contingent rental expense due						2,600,000		2,600,000					40,100,000		40,100,000
Profit share payment basis (in hundredths)										25.00%
Capital lease obligation reduction and corresponding reduction in vessels under capital lease						29,800,000		29,800,000
Profit share (income) expense	0	(1,581,000)	0	829,000				0					0	(1,581,000)	0	829,000
Exercise of purchase option						0	0	0	56,090,000
Repayments of principal obligations under capital leases						2,959,000	4,254,000	8,649,000	12,373,000
Contingent rental (income) expense	9,904,000	0	42,631,000	0		(258,000)	0	2,552,000	0				10,162,000	0	40,079,000	0
Interest expense for capital leases						1,557,000	2,592,000	4,801,000	7,942,000
Deferred lease obligation						$ 1,517,000	$ 0	$ 2,419,000	$ 0
Number of vessel type on long term lease																	4	6	17
Lease expiration minimum year													2015		2015
Lease expiration maximum year													2027		2027
Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of daily base charterhire paid (in hundredths)												20.00%			20.00%